Transamerica International Stock

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Australia - 4.6%
BlueScope Steel Ltd.	51,253	$ 698,911
Commonwealth Bank of Australia (A)	20,700	1,615,885
Computershare Ltd.	59,393	1,000,288
Mineral Resources Ltd. (A)	9,094	575,742
National Australia Bank Ltd. (A)	90,967	2,052,591
Nufarm Ltd.	130,661	549,798
Perseus Mining Ltd.	622,981	946,481
Scentre Group, REIT	171,142	371,345
South32 Ltd.	329,357	1,056,883

		8,867,924

Austria - 0.4%
voestalpine AG	23,151	769,229

Belgium - 0.4%
Anheuser-Busch InBev SA	12,587	759,773

China - 0.6%
Yangzijiang Shipbuilding Holdings Ltd.	1,198,700	1,181,740

Denmark - 4.6%
AP Moller - Maersk AS, Class B	370	804,858
Danske Bank AS	31,927	665,153
Genmab AS (B)	3,752	1,470,396
Novo Nordisk AS, Class B	39,739	5,499,471
Pandora AS	3,943	328,337

		8,768,215

Finland - 2.5%
Nokia OYJ	243,282	1,153,525
Nordea Bank Abp	302,153	3,532,285

		4,685,810

France - 11.8%
BNP Paribas SA	11,181	767,932
Capgemini SE	8,127	1,542,387
Cie de Saint-Gobain	34,506	1,981,720
Eiffage SA	14,529	1,551,851
Hermes International	794	1,485,978
LVMH Moet Hennessy Louis Vuitton SE	5,043	4,402,416
Pernod Ricard SA	9,146	1,893,496
Publicis Groupe SA	9,408	663,637
Remy Cointreau SA	3,997	752,592
Renault SA (B)	27,163	1,104,432
Rexel SA (B)	28,597	632,634
Sanofi	23,268	2,278,505
Societe Generale SA	15,771	469,449
TotalEnergies SE	36,123	2,233,151
Veolia Environnement SA	26,463	785,487

		22,545,667

Germany - 6.8%
Bayer AG	16,341	1,017,144
Bayerische Motoren Werke AG	14,892	1,516,968
Brenntag SE	6,270	468,043
Delivery Hero SE (B) (C)	8,155	493,026
Deutsche Post AG	50,123	2,158,130
Deutsche Telekom AG	110,146	2,453,921
Infineon Technologies AG	45,419	1,635,559

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Mercedes-Benz Group AG	11,666	$ 868,091
Merck KGaA	11,717	2,445,668

		13,056,550

Hong Kong - 1.9%
AIA Group Ltd.	125,200	1,415,717
CK Hutchison Holdings Ltd.	251,500	1,600,533
New World Development Co. Ltd.	177,000	529,036

		3,545,286

Israel - 0.7%
Teva Pharmaceutical Industries Ltd., ADR (B)	118,000	1,243,720

Italy - 1.8%
Enel SpA	99,380	585,161
Eni SpA	73,539	1,131,635
Ferrari NV	3,672	917,575
Leonardo SpA	81,660	840,946

		3,475,317

Japan - 23.3%
Canon, Inc. (A)	47,600	1,056,356
Cosmo Energy Holdings Co. Ltd.	16,700	468,334
Electric Power Development Co. Ltd.	43,300	698,798
FUJIFILM Holdings Corp.	36,000	1,905,161
Fujitsu Ltd.	12,000	1,708,552
Honda Motor Co. Ltd.	44,500	1,100,775
Ibiden Co. Ltd.	15,900	620,559
Inpex Corp.	43,200	474,709
ITOCHU Corp. (A)	94,900	3,067,341
Japan Tobacco, Inc.	32,500	662,737
KDDI Corp.	27,500	859,194
Marubeni Corp.	180,800	2,218,159
Mitsubishi Corp.	52,700	1,764,710
Mitsubishi UFJ Financial Group, Inc.	132,500	970,547
Mitsui & Co. Ltd.	33,400	985,391
Mizuho Financial Group, Inc.	47,890	748,063
Murata Manufacturing Co. Ltd.	10,800	617,117
Nintendo Co. Ltd.	51,300	2,224,254
Nippon Telegraph & Telephone Corp.	141,200	4,233,955
Nippon Yusen KK (A)	31,300	744,591
Olympus Corp. (A)	38,300	720,025
Ono Pharmaceutical Co. Ltd. (A)	31,300	679,169
Otsuka Holdings Co. Ltd.	23,100	741,057
Renesas Electronics Corp. (B)	49,900	513,276
Sekisui Chemical Co. Ltd.	94,900	1,329,386
Sekisui House Ltd. (A)	37,500	708,722
Seven & i Holdings Co. Ltd.	44,100	2,082,089
SoftBank Group Corp.	12,400	587,042
Sony Group Corp.	19,100	1,706,614
Sumitomo Mitsui Financial Group, Inc.	74,200	3,224,811
Sysmex Corp.	14,700	975,860
Takeda Pharmaceutical Co. Ltd.	20,200	635,035
Toyota Motor Corp.	243,800	3,580,377

		44,612,766

Netherlands - 6.5%
ASML Holding NV	6,010	3,976,502
ASR Nederland NV	10,325	488,698
Heineken NV	5,222	521,881
Just Eat Takeaway.com NV (A) (B) (C)	36,816	944,462
Koninklijke Ahold Delhaize NV (A)	66,217	1,976,376
NN Group NV	29,472	1,280,502
Prosus NV (B)	10,257	828,204

Transamerica Funds	Page 1

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Signify NV (C)	18,232	$ 660,097
Stellantis NV	111,551	1,753,692

		12,430,414

Norway - 0.6%
Equinor ASA	36,908	1,124,832

Singapore - 0.7%
DBS Group Holdings Ltd.	48,400	1,325,011

Spain - 3.2%
Banco Bilbao Vizcaya Argentaria SA	103,587	731,715
Banco Santander SA (A)	623,294	2,178,375
Cellnex Telecom SA (A) (B) (C)	10,425	408,535
Iberdrola SA	139,660	1,638,458
Repsol SA	31,151	511,712
Telefonica SA	161,440	613,314

		6,082,109

Sweden - 1.5%
Atlas Copco AB, A Shares	105,233	1,248,701
SSAB AB, B Shares	237,576	1,619,001

		2,867,702

Switzerland - 8.0%
Alcon, Inc.	32,926	2,484,547
Cie Financiere Richemont SA, Class A	5,593	862,201
Glencore PLC	62,086	415,783
Nestle SA	20,779	2,535,226
Novartis AG	10,516	950,741
Roche Holding AG	6,507	2,031,293
Sonova Holding AG	4,663	1,166,084
Swiss Life Holding AG	3,446	2,039,507
UBS Group AG	93,730	2,000,702
Zurich Insurance Group AG	1,700	840,698

		15,326,782

United Kingdom - 16.5%
3i Group PLC	122,395	2,387,893
Anglo American PLC	16,123	695,391
Ashtead Group PLC	12,359	814,072
AstraZeneca PLC	20,506	2,686,541
BAE Systems PLC	73,299	775,946
Barclays PLC	612,562	1,408,152
Bellway PLC	12,573	328,855
BP PLC	194,852	1,176,954
British American Tobacco PLC	45,682	1,751,165
Coca-Cola Europacific Partners PLC	26,054	1,464,756
Compass Group PLC	38,570	921,360
Diageo PLC	39,627	1,732,733
GSK PLC	49,355	866,921
Halma PLC	27,874	742,118
HSBC Holdings PLC	407,547	3,002,947
Imperial Brands PLC	90,807	2,278,005
Lloyds Banking Group PLC	1,271,940	827,773
RELX PLC	52,332	1,554,726
Rio Tinto PLC	20,811	1,629,527
Shell PLC	56,243	1,651,168
SSE PLC (A)	89,647	1,913,486
Standard Chartered PLC	112,167	942,160

		31,552,649

Total Common Stocks (Cost $164,269,637)		184,221,496

	Shares	Value
PREFERRED STOCK - 1.2%
Germany - 1.2%
Volkswagen AG, 18.25% (D)	16,168	$ 2,242,351

Total Preferred Stock (Cost $2,491,571)		2,242,351

EXCHANGE-TRADED FUND - 1.0%
United States - 1.0%
iShares MSCI EAFE ETF (A)	26,100	1,867,455

Total Exchange-Traded Fund (Cost $1,899,528)		1,867,455

OTHER INVESTMENT COMPANY - 5.4%
Securities Lending Collateral - 5.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (D)	10,378,332	10,378,332

Total Other Investment Company (Cost $10,378,332)		10,378,332

Total Investments (Cost $179,039,068)		198,709,634
Net Other Assets (Liabilities) - (4.0)%		(7,623,474)

Net Assets - 100.0%		$ 191,086,160

Transamerica Funds	Page 2

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	12.3%	$24,462,849
Pharmaceuticals	10.6	21,075,265
Automobiles	6.6	13,084,261
Trading Companies & Distributors	4.6	9,136,278
Oil, Gas & Consumable Fuels	4.4	8,772,495
Metals & Mining	4.2	8,406,948
Diversified Telecommunication Services	3.9	7,709,725
Beverages	3.6	7,125,231
Textiles, Apparel & Luxury Goods	3.6	7,078,932
Semiconductors & Semiconductor Equipment	3.1	6,125,337
Insurance	3.1	6,065,122
Health Care Equipment & Supplies	2.7	5,346,516
Tobacco	2.4	4,691,907
Capital Markets	2.2	4,388,595
IT Services	2.1	4,251,227
Electric Utilities	2.1	4,137,105
Household Durables	2.0	4,073,577
Food & Staples Retailing	2.0	4,058,465
Technology Hardware, Storage & Peripherals	1.5	2,961,517
Food Products	1.3	2,535,226
Machinery	1.2	2,430,441
Internet & Direct Marketing Retail	1.1	2,265,692
Entertainment	1.1	2,224,254
Air Freight & Logistics	1.1	2,158,130
Building Products	1.0	1,981,720
Electronic Equipment, Instruments & Components	1.0	1,979,794
International Equity Funds	0.9	1,867,455
Aerospace & Defense	0.8	1,616,892
Industrial Conglomerates	0.8	1,600,533
Professional Services	0.8	1,554,726
Construction & Engineering	0.8	1,551,851
Marine	0.8	1,549,449
Biotechnology	0.7	1,470,396
Wireless Telecommunication Services	0.7	1,446,236
Communications Equipment	0.6	1,153,525
Hotels, Restaurants & Leisure	0.5	921,360
Commercial Services & Supplies	0.4	814,072
Multi-Utilities	0.4	785,487
Independent Power & Renewable Electricity Producers	0.4	698,798
Media	0.3	663,637
Electrical Equipment	0.3	660,097
Chemicals	0.3	549,798
Real Estate Management & Development	0.3	529,036
Equity Real Estate Investment Trusts	0.2	371,345

Investments	94.8	188,331,302
Short-Term Investments	5.2	10,378,332

Total Investments	100.0%	$198,709,634

Transamerica Funds	Page 3

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,708,476	$181,513,020	$—	$184,221,496
Preferred Stock	—	2,242,351	—	2,242,351
Exchange-Traded Fund	1,867,455	—	—	1,867,455
Other Investment Company	10,378,332	—	—	10,378,332

Total Investments	$14,954,263	$183,755,371	$—	$198,709,634

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,078,140, collateralized by cash collateral of $10,378,332 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,208,476. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the total value of 144A securities is $2,506,120, representing 1.3% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica International Stock

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica International Stock (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 5